WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.0%
Education - 11.5%
California Enterprise Development Authority, Student Housing Revenue, M@College Project, Series A	5.000%	8/1/35	$400,000	$511,029
California State Infrastructure & Economic Development Bank Revenue, Colburn School, Refunding	1.750%	8/1/26	5,000,000	5,231,830	(a)(b)
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/39	500,000	603,666
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/40	550,000	661,349
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,200,000	1,367,031	(c)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,401,156	(c)
KIPP SoCal Project, Series A	4.000%	7/1/40	800,000	929,979	(c)
California State University Revenue:
Systemwide Series A, Refunding	5.000%	11/1/34	2,000,000	2,468,004
Systemwide Series A, Refunding	5.000%	11/1/35	1,100,000	1,355,601
Systemwide, Series C	4.000%	11/1/45	2,000,000	2,396,487
California Statewide CDA Revenue, College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	800,000	871,824	(c)
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	250,000	307,038
Tahoe-Truckee, CA, USD, COP:
School Financing Project, BAM	4.000%	6/1/36	505,000	571,855
School Financing Project, BAM	4.000%	6/1/37	610,000	689,538

Total Education				19,366,387

Health Care - 4.7%
California State MFA Revenue, Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	850,202
California State Public Finance Authority Revenue:
ENSO Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	299,130
ENSO Village Project, Green Bond, Series B-3	2.125%	11/15/27	250,000	253,333	(c)
California Statewide CDA Revenue:
899 Charleston Project, Series A, Refunding	5.000%	11/1/24	825,000	878,057	(c)

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Adventist Health System/West	5.000%	3/1/27	$1,715,000	$2,049,482	(a)(b)
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/30	1,100,000	1,437,495
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/33	1,000,000	1,293,328
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/30	225,000	284,102
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/31	300,000	377,681
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/32	100,000	125,695

Total Health Care				7,848,505

Housing - 2.9%
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	640,000	672,644	(c)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/27	1,000,000	1,204,236
CHF Irvine LLC, Refunding	5.000%	5/15/28	1,220,000	1,464,769
CHF Irvine LLC, Refunding	5.000%	5/15/29	1,250,000	1,496,936

Total Housing				4,838,585

Industrial Revenue - 15.7%
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A	4.000%	6/1/34	300,000	368,945
Series A	4.000%	6/1/35	235,000	288,243
Series A	4.000%	6/1/36	275,000	336,138
Series A	4.000%	6/1/37	275,000	334,985
Series A	4.000%	6/1/38	275,000	334,246
Series A	4.000%	6/1/39	250,000	302,924
Series A	4.000%	6/1/40	500,000	604,856
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	2,000,000	2,335,850	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	1,500,000	1,855,192
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	975,000	1,009,702
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	125,000	129,166

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity California Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.000%	11/15/24	$3,000,000	$3,436,057
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	4,945,000	6,267,736
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	1,000,000	1,096,875	(a)(b)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	600,000	745,827	(d)
Southern California Public Power Authority, Natural Gas Project Revenue:
Project Number 1, Series A	5.250%	11/1/24	2,435,000	2,815,002
Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,459,384
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	1,465,000	1,811,382

Total Industrial Revenue				26,532,510

Leasing - 12.4%
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/24	2,000,000	2,008,144
Various Capital Projects, Series B	4.000%	5/1/37	850,000	1,046,662
Various Capital Projects, Series B	4.000%	5/1/38	1,000,000	1,227,015
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Projects, Series A	5.000%	10/15/34	1,000,000	1,172,629
Capital Improvement Projects, Series A	5.000%	10/15/35	1,040,000	1,218,609
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/40	1,525,000	1,986,658
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/41	1,000,000	1,299,181
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/46	1,000,000	1,282,016
Capital Improvement Projects, Series B	5.000%	10/15/31	2,015,000	2,368,230
Capital Improvement Projects, Series B	5.000%	10/15/32	1,145,000	1,344,698
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/38	1,000,000	1,264,814

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - (continued)
San Mateo, CA, Foster City PFA Revenue:
Street and Flood Control Project, Series A	5.000%	5/1/36	$250,000	$316,560
Street and Flood Control Project, Series A	5.000%	5/1/37	250,000	316,184
Street and Flood Control Project, Series A	4.000%	5/1/38	360,000	427,890
Street and Flood Control Project, Series A	4.000%	5/1/39	300,000	355,843
Street and Flood Control Project, Series A	4.000%	5/1/40	400,000	473,634
Stockton, CA, PFA Parking Revenue:
Refunding	5.000%	3/1/34	885,000	1,089,750
Refunding	5.000%	3/1/35	500,000	614,156
Refunding	5.000%	3/1/36	975,000	1,192,482

Total Leasing				21,005,155

Local General Obligation - 0.5%
Santa Clara County, CA, Gilroy Unified School District, GO, 2016 Election	4.000%	8/1/41	700,000	813,989

Other - 3.3%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	1,250,000	1,542,463	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	1,000,000	1,231,157	(d)
Lee Lake, CA, Public Financing Authority Revenue:
Junior Lien, Series B, Refunding	5.000%	9/1/25	305,000	331,265
Senior Lien, Series A, Refunding	5.000%	9/1/22	1,000,000	1,044,518
Long Beach, CA, Marina System Revenue:
Alamitos Bay Marina Project	5.000%	5/15/28	850,000	963,538
Alamitos Bay Marina Project	5.000%	5/15/31	445,000	499,651

Total Other				5,612,592

Power - 2.6%
Anaheim, CA, Housing & Public Improvements Authority Revenue, Series A	5.000%	10/1/45	1,190,000	1,390,628
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/36	1,000,000	1,235,070
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	750,000	735,000	*(e)
Series A	5.050%	7/1/42	70,000	68,600	*(e)
Series DDD, Refunding	5.000%	7/1/21	275,000	269,156	*(f)
Series TT	5.000%	7/1/37	450,000	441,000	*(e)
Series XX	5.250%	7/1/40	190,000	186,913	*(e)

Total Power				4,326,367

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity California Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 6.4%
Irvine, CA, Improvement Bond Act 1915, Ltd. Obligation Reassessment District No. 12-1, Refunding	5.000%	9/2/24	$600,000	$629,047
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	450,000	415,409
Restructured, Series A-1	4.550%	7/1/40	50,000	57,536
Restructured, Series A-1	5.000%	7/1/58	200,000	231,572
Restructured, Series A-2	4.329%	7/1/40	80,000	90,943
Restructured, Series A-2A	4.550%	7/1/40	2,000,000	2,301,442
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/26	1,850,000	2,100,308
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/27	1,700,000	1,926,265
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	420,000	445,256
San Francisco, CA, City & County Community Facilities, District No 2016-1, Special Tax, Series 2021	4.000%	9/1/41	800,000	909,802
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	1,670,000	1,646,770

Total Special Tax Obligation				10,754,350

State General Obligation - 6.7%
California State, GO:
Various Purpose, Refunding	4.000%	3/1/37	1,000,000	1,213,126
Various Purpose, Refunding	5.000%	9/1/41	3,250,000	4,330,623	(g)
Various Purpose, Refunding	4.000%	11/1/45	5,000,000	5,625,697
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	250,000	214,688	*(e)

Total State General Obligation				11,384,134

Transportation - 19.1%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	3,210,407
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.120%	4/1/24	1,000,000	1,017,146	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	$500,000	$582,014
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series A	5.000%	5/15/32	2,000,000	2,390,894	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/26	4,610,000	5,554,904	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,856,049	(d)
Los Angeles, CA, Harbor Department Revenue:
Series A, Refunding	5.000%	8/1/25	2,500,000	2,923,407	(d)
Series C-1, Refunding	5.000%	8/1/25	1,495,000	1,748,197	(d)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/26	1,000,000	1,198,941	(d)
Series H, Refunding	5.000%	5/1/29	750,000	963,562	(d)
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/24	500,000	565,236	(d)
Series B	5.000%	7/1/25	1,395,000	1,632,023	(d)
Series C, Refunding	5.000%	7/1/23	400,000	434,623	(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A, Refunding	5.000%	5/1/34	6,000,000	7,888,504	(d)
San Jose, CA, International Airport SJC Revenue, Series A, Refunding	5.000%	3/1/33	250,000	329,857	(d)

Total Transportation				32,295,764

Water & Sewer - 11.2%
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,000,000	1,230,078	(c)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,000,000	1,224,200	(c)
Fillmore, CA, Wastewater Revenue:
Series 2017, Refunding, AGM	5.000%	5/1/36	1,730,000	2,119,957
Series 2017, Refunding, AGM	5.000%	5/1/37	1,040,000	1,271,829
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	1,500,000	1,756,382

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity California Municipals Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Stockton, CA, PFA Revenue:
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/26	$1,375,000	$1,561,040
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/27	1,000,000	1,132,457
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/28	1,500,000	1,698,235
Green Bond, Series A, Refunding, BAM	5.000%	10/1/32	1,000,000	1,265,137
Green Bond, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,523,107
Tulare, CA, Sewer Revenue:
Refunding, AGM	5.000%	11/15/28	1,200,000	1,418,939
Refunding, AGM	5.000%	11/15/29	1,500,000	1,773,673

Total Water & Sewer				18,975,034

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $152,479,103)				163,753,372

SHORT-TERM INVESTMENTS - 4.4%
MUNICIPAL BONDS - 4.4%
Education - 0.4%
University of California, CA, Revenue, Series AL-3, Refunding	0.010%	5/15/48	640,000	640,000	(h)(i)

Housing - 1.5%
California Statewide CDA, MFH Revenue:
IAC Project, Series W-2, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	9/15/29	2,100,000	2,100,000	(d)(h)(i)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	4/1/25	500,000	500,000	(d)(h)(i)

Total Housing				2,600,000

Industrial Revenue - 1.2%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.010%	11/1/35	2,000,000	2,000,000	(h)(i)

Transportation - 1.3%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.030%	5/1/30	2,200,000	2,200,000	(d)(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,440,000)				7,440,000

TOTAL INVESTMENTS - 101.4% (Cost - $159,919,103)				171,193,372
Liabilities in Excess of Other Assets - (1.4)%				(2,330,991)

TOTAL NET ASSETS - 100.0%				$168,862,381

*	Non-income producing security.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2021 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of August 31, 2021.

(f)	The maturity principal is currently in default as of August 31, 2021.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
GO	— General Obligation
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset Intermediate Maturity California Municipals Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

9

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$163,753,372	—	$163,753,372
Short-Term Investments†	—	7,440,000	—	7,440,000

Total Investments	—	$171,193,372	—	$171,193,372

†	See Schedule of Investments for additional detailed categorizations.

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